Subsidy Income	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsidy Income [Abstract]
SUBSIDY INCOME
NOTE 15 – SUBSIDY INCOME

The Company will not recognize the subsidy income until it receives the subsidies. During the three months ended March 31, 2014, the Company received subsidies from the local government of $494,146 in total which included $466,414 for 2013 bank interest expenses and $27,732 for subsidies to companies operating in poverty and minority area.

In 2013, the Company had received the subsidies of $58,154 for its bank interest expenses. During the first quarter of 2014, the Company received additional subsidies of $466,414 for its 2013 bank interest expense. The subsidies will not be recognized as income upon the Company receives them. The $466,414 subsidies for bank interest expenses were used to offset the Company’s gross interest expenses and were granted based on the Company’s outstanding bank loans and outstanding days occurred during the year ended December 31, 2013. On April 21 and April 22, 2014, the Company received additional governmental subsidies of approximately $34,000 in total for its 2013 bank loan interest expenditures. The Company cannot guarantee it will keep receiving subsidies from the government in the future.
The subsidies for 2013 bank interest expenses which the Company received in the first three months ended March 31, 2014 and related bank loans for its relevant outstanding period over the year ended December 31, 2013 listed as follow:

	During the Year Ended December 31, 2013
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014 which had been repaid in 2013.	$4,582,351	$162,804
Loan payable to Bank of China, annual interest rate of 6%, due by November 20, 2014 with buildings and land use rights provided by the shareholders as collateral.	4,582,351	21,143
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 which had been repaid in 2013.	1,374,705	35,996
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 which had been repaid in 2013.	1,080,126	26,746
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 15, 2014 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,454,831	30,016
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013.	818,277	33,320
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013.	818,277	31,621
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013.	1,309,243	929
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 23, 2013.	1,145,588	39,266
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2013.	818,277	34,358
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	818,277	24,541
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,636,554	18,312
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,636,554	7,362

	$23,075,411	$466,414

During the three months ended March 31, 2013, the Company received subsidies from the local government of $104,064 in total which were for subsidies to slaughtering companies and companies operating in poverty and minority area.

NOTE 15 – SUBSIDY INCOME

During the year ended December 31, 2013, the Company received subsidies from the local government of $176,594 in total which included $58,154 for bank interest expenses and $118,440 for subsidies to slaughtering companies and companies operating in poverty and minority area. The $58,154 subsidies for bank interest expenses were used to offset the Company’s gross interest expenses and were granted based on the Company’s outstanding bank loans and outstanding days occurred during the year ended December 31, 2013.

The interest subsidies consisted of the following:

	During the Year Ended December 31, 2013
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013.	793,512	7,575
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by January 10, 2013.	793,512	8,282
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013.	3,174,049	30,302
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd. had been repaid in January 14, 2014 and refinanced in January 16, 2014.	818,277	6,944
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	1,636,554	3,788
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders.	1,636,554	1,263

	$8,852,458	$58,154

During the year ended December 31, 2012, the Company received subsidies from the local government of $1,234,730 in total which included $292,635 for bank interest expenses and $942,095 for subsidies to slaughtering companies and companies operating in poverty and minority area. The $292,635 subsidies for bank interest expenses were used to offset the Company’s gross interest expenses and were granted based on the Company’s outstanding bank loans and outstanding days occurred during the year ended December 31, 2012.

The subsidies for bank interest expenses and related bank loans for the year ended December 31, 2012 listed as follow:

	During the Year Ended December 31, 2012
	Outstanding Loans	Granted Interest Subsidy
Loan payable to Bank of China, annual interest rate of 6.56%, due by October 25, 2012 with buildings and land use rights provided by the shareholders as collateral.	$4,761,073	$108,738
Loan payable to Bank of China, annual interest rate of 6%, due by November 5, 2014, guaranteed by the shareholders.	4,443,669	19,116
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by December 20, 2013, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	793,512	621
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by September 13, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	3,142,308	62,919
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 10, 2013, guaranteed by the major shareholders.	793,512	22,033
Loan payable to Agricultural Development Bank of China, annual interest rate of 6.56%, due by August 21, 2012 with no collateral provided.	793,512	10,799
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 19, 2013 with buildings as collateral.	3,174,049	24,565
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 7, 2012 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	22,939
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by August 24, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,333,101	13,451
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by October 1, 2014 with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral.	1,047,436	7,454

	$21,329,608	$292,635